Land Use Rights (Tables)	6 Months Ended
Dec. 31, 2017
Land Use Rights Disclosure [Abstract]
Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
	December 31, 2017	June 30, 2017
	(Unaudited)	(Audited)
Land use rights	$2,587,040	$2,497,728
Less: Accumulated amortization	(442,952)	(465,181)

Land use rights - net	$2,144,088	$2,032,547

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
The amortization expenses for the six months ended December 31, 2017, 2016 and 2015 were $24,701, $24,667 and $33,971, respectively.

Twelve months ending December 31,
2018	$49,401
2019	49,401
2020	49,401
2021	49,401
2022	49,401
Thereafter	1,897,083

Total	$2,144,088